Income Taxes (Details Textual) (USD $)	12 Months Ended		12 Months Ended
	Oct. 31, 2011	Dec. 31, 2011	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Operating Income (Loss)	$ 89,400
Operating Loss Carryforwards			35,000
Operating Loss Carryforwards, Expiration Dates	expire in fiscal years ended 2023 through 2031		expire in the years 2013
Total	$ 0	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate			10.00%	10.00%